Taxation (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)
Income Tax Disclosure [Line Items]
Enterprise income tax rate (as a percent)	25.00%	25.00%
Current and deferred income tax expense	$ (3,501)	¥ (22,847)
Net operating loss carryforwards		5,841,910
Deferred tax assets, operating carryforwards, valuation allowance		908,888
Deferred tax assets, operating carryforwards, net of valuation allowance		¥ 235,509
Cayman Islands
Income Tax Disclosure [Line Items]
Withholding income tax rate (as a percent)	0.00%	0.00%
Hong Kong
Income Tax Disclosure [Line Items]
Enterprise income tax rate (as a percent)	16.50%	16.50%
PRC
Income Tax Disclosure [Line Items]
Statutory VAT rate (as a percent)	13.00%	13.00%
Withholding income tax rate (as a percent)	10.00%	10.00%
Enterprise income tax rate (as a percent)	25.00%	25.00%
Minimum percentage of ownership interests held by investors in Hong Kong to qualify for lower withholding tax rate (as a percent)	25.00%	25.00%
Reduced withholding tax rate (as a percent)	5.00%	5.00%
Total deduction available on qualified research and development expenses (as a percent)	175.00%	175.00%
Additional deduction on qualified research and development expenses (as a percent)	75.00%	75.00%
PRC | High and New Technology Enterprises
Income Tax Disclosure [Line Items]
Preferential enterprise income tax rate (as a percent)	15.00%	15.00%